Preferred Stock	12 Months Ended
Dec. 31, 2014
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock
PREFERRED STOCK

 The Company’s Board of Directors has the authority to issue preferred stock, and to the designation, preferences, rights, dividends and all other attributes of such preferred stock, without any vote or action by the shareholders.  As of December 31, 2014, no such shares were outstanding, nor were any expected to be issued.